Related-party transactions	9 Months Ended
Oct. 31, 2018
Related Party [Abstract]
Related-party transactions
Related-party transactions
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
	£000s	£000s	£000s	£000s
Aggregate emoluments	145	151	474	480
Pension contributions	6	5	16	14
	151	156	490	494

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
	£000s	£000s	£000s	£000s
Aggregate emoluments	386	315	1,036	892
Pension contributions	14	13	42	35
	400	328	1,078	927

There were no other related party transactions during the three and nine months ended October 31, 2018 (three and nine months ended October 31, 2017: £nil).